Columbia Funds Series Trust II
290 Congress Street
Boston, MA 02210
August 17, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant)
Columbia Integrated Large Cap Growth Fund
Columbia Integrated Large Cap Value Fund
Columbia Integrated Small Cap Growth Fund
Columbia Pyrford International Stock Fund
Columbia Ultra Short Municipal Bond Fund

Post-Effective Amendment No. 222 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 222 to the registration statement of the Registrant on Form N-1A (the “Amendment”) under Rule 485(a)(2) of the Securities Act of 1933. The Amendment is being filed for the purpose of adding the newly-formed Columbia Integrated Large Cap Growth Fund, Columbia Integrated Large Cap Value Fund, Columbia Integrated Small Cap Growth Fund, Columbia Pyrford International Stock Fund and Columbia Ultra Short Municipal Bond Fund (the Columbia Funds) to the Registrant.
The shares registered for offer and sale under this Amendment with respect to the Columbia Funds will not be offered or sold to any person(s) under this registration statement unless and until the reorganization of the BMO Fund(s), each a series of BMO Funds, Inc., into their corresponding Columbia Fund as outlined below and as contemplated by the registration statement on Form N-14 anticipated to be filed by Columbia Funds Series Trust II on or about August 18, 2021, is completed.
BMO Funds	Columbia Funds
BMO Large-Cap Growth Fund	Columbia Integrated Large Cap Growth Fund
BMO Large-Cap Value Fund[1] BMO Dividend Income Fund[1] BMO Low Volatility Equity Fund[1]	Columbia Integrated Large Cap Value Fund
BMO Small-Cap Growth Fund	Columbia Integrated Small Cap Growth Fund
BMO Pyrford International Stock Fund	Columbia Pyrford International Stock Fund
BMO Ultra Short Tax-Free Fund	Columbia Ultra Short Municipal Bond Fund
1 Unless and until at least one of the reorganizations is completed.
Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectuses and SAI, except for Principal Investment Strategies, Principal Risks and Primary Service Providers – The Investment Manager (Portfolio Managers subsection) of the prospectuses are identical or substantially similar to those found in prior filings by the Registrant.
No fees are required in connection with this filing.
If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.
Sincerely,

Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II